STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
15.	STOCKHOLDERS’ EQUITY

Common Stock

As of March 31, 2026, the Company is authorized to issue 5,120,000 shares of common stock, par value $0.0001 per share. Holders of common stock are entitled to one vote for each share held. The holders of common stock are entitled to receive dividends, when and if declared by the Board of Directors, subject to the preferential rights of preferred stockholders. As of March 31, 2026 and December 31, 2025, there were 1,322,500 shares of common stock issued and outstanding.

Common stock issuances during the three months ended March 31, 2026:

No shares of common stock were issued in the three months ended March 31, 2026.

Preferred Stock

As of March 31, 2026, the Company’s authorized and issued preferred stock, with par value of $0.0001 per share, is as follows:

		Issued and Outstanding
	Authorized	March 31, 2026
Series A-1 Preferred Stock	3,778,798	3,778,798
Series A-2 Preferred Stock	545,372	545,372
Series A-3 Preferred Stock	2,423,708	2,423,708
Series A-4 Preferred Stock	17,303,891	17,035,717
Series B-1 Preferred Stock	18,530,110	18,530,110
Series B-2 Preferred Stock	31,800,835	23,623,385
Total Preferred Stock	74,382,714	65,937,090

The rights, preferences, and privileges of the Series A-1, Series A-2, Series A-3, and Series A-4 Preferred Stock are identical in all material respects, and the rights, preferences, and privileges of the Series B-1 and Series B-2 Preferred Stock are identical in all material respects. The only material differences between the Series A Preferred Stock and Series B Preferred Stock are the original issue price per share, the dedicated board seat for each series, and the requirement that certain actions adversely affecting the Series B Preferred Stock also require the approval of a majority of the Series B Preferred Stock.

During the three months ended March 31, 2026, the company issued 1,614,603 shares of preferred stock upon the conversion of common stock warrants.

See Note 16 Subsequent Events for discussion of conversion of preferred stock in the subsequent events period.

Employee Incentive Stock Option Plan

The Company has adopted the Exyn Technologies, Inc. 2015 Equity Compensation Plan under which a total of 23,405,167 shares of common stock are reserved for issuance. Options typically vest over 4 years and expire 10 years from the grant date.

The following table summarizes stock option activity as of March 31, 2026:

	Options Outstanding
			Weighted Average
		Weighted Average	Remaining Term
	Number of Shares	Exercise Price	(years)
Balance at December 31, 2025	712,381	$7.50	7.0
Granted	—	—	—
Exercised	—	—	—
Expired/Cancelled	(35,304)	$2.50	—
Balance at March 31, 2026	677,077	$7.42	6.6

Exercisable at March 31, 2026	444,458	$7.42	6.6
Exercisable at March 31, 2026 and expected to vest thereafter	233,216	$8.17	8.2

As of March 31, 2026, there was $21,511 of total unrecognized stock-based compensation expense related to nonvested options which is expected to be recognized over a remaining weighted-average vesting period of 1.9 years.

Stock-based compensation expense of $199,809 and $201,734 was recognized for the three months ended March 31, 2026 and 2025, respectively, related to the vesting of stock options and other equity awards.

Warrants

The following table summarizes stock warrant activity for the three months ended March 31, 2026.

Number of Warrants
Balance at December 31, 2025	83,213
Granted	—
Exercised	(64,584)
Forfeited/Expired	—
Balance at March 31, 2026	18,629
Exercisable at March 31, 2026	18,629

The decrease in outstanding warrants during the three months ended March 31, 2026 was primarily attributable to the exercise and conversion of warrants into 1,614,603 of Series A-4 Preferred Stock.

13.STOCKHOLDERS’ EQUITY

Common Stock

As of December 31, 2025, the Company is authorized to issue 5,120,000 shares of common stock, par value $0.0001 per share. Holders of common stock are entitled to one vote for each share held. The holders of common stock are entitled to receive dividends, when and if declared by the board of directors, subject to the preferential rights of preferred stockholders. As of December 31, 2025, and December 31, 2024, there were 1,322,500 and 1,316,616 shares of common stock issued and outstanding, respectively.

Common stock issuances during the years ended December 31, 2025 and 2024, respectively:

5,884 shares of common stock were issued in the year ended December 31, 2025. 600 shares of common stock were issued in the year ended December 31, 2024.

Preferred Stock

As of December 31, 2025 and 2024, the Company’s authorized and issued preferred stock, with par value of $0.0001 per share, is as follows:

		Issued and Outstanding
	Authorized	2025	2024
Series A-1 Preferred Stock	3,778,798	3,778,798	3,778,798
Series A-2 Preferred Stock	545,372	545,372	545,372
Series A-3 Preferred Stock	2,423,708	2,423,708	2,423,708
Series A-4 Preferred Stock	17,303,891	15,421,114	15,421,114
Series B-1 Preferred Stock	18,530,110	18,530,110	18,530,110
Series B-2 Preferred Stock	31,800,835	23,623,385	23,623,385
Total Preferred Stock	74,382,714	64,322,487	64,322,487

The rights, preferences, and privileges of the Series A-1, Series A-2, Series A-3, and Series A-4 Preferred Stock are identical in all material respects, and the rights, preferences, and privileges of the Series B-1 and Series B-2 Preferred Stock are identical in all material respects. The only material differences between the Series A Preferred Stock and Series B Preferred Stock are the original issue price per share, the dedicated board seat for each series, and the requirement that certain actions adversely affecting the Series B Preferred Stock also require the approval of a majority of the Series B Preferred Stock.

13.STOCKHOLDERS’ EQUITY (continued)

Provision	Series A Preferred	Series B Preferred
Original Issue Price	A-1: $14.25 A-2: $15.25 A-3: $16.00 A-4: $19.00	B-1: $20.25 B-2: $27.50

Liquidation Preference	1× non-participating (Original Issue Price + declared unpaid dividends)	Identical

Dividend Rate	8.0% per annum, non-cumulative, payable when/if declared	Identical

Conversion Ratio	1:1 (subject to standard anti- dilution)	Identical

Voluntary Conversion	At any time at holder’s option	Identical

Automatic Conversion	Upon (i) Qualified IPO (≥ $50M and price ≥ 2× Series B issue price) or (ii) majority of Preferred vote	Same trigger, but adds requirement that majority of Series B must approve → Slightly stronger for B

Voting Rights	Vote together with Common on as-converted basis	Identical

Board Seats	Series A elects 1 director (as long as ≥ 321,697 shares outstanding)	Series B elects 1 director (as long as ≥ 498,429 shares outstanding)

Protective Provisions (Class Vote)	Majority of all Preferred required for major actions (amend charter, increase authorized, create senior stock, liquidation, etc.)	Same majority of all Preferred, plus majority of Series B required for any action that adversely affects Series B rights → Series B has veto over its own rights

Anti-Dilution Protection	Broad-based weighted average	Identical

Redemption	None (only upon Deemed Liquidation Event)	Identical

Participation Rights / Pro Rata	Yes – all Major Investors	Identical

Registration Rights	Demand (after IPO), S-3, piggyback	Identical

Right of First Refusal / Co-Sale	Applies to Key Holders (founders)	Identical

During the year ended December 31, 2025, the company issued 0 shares of preferred stock. During the year ended December 31, 2024, the company issued 181,715 shares of Series B convertible preferred shares at a price of $27.50 per share for aggregate gross proceeds of $5,000,000, net of offering costs of $39,442.

Pursuant to an action by written consent and waiver of the Company’s stockholders dated as of April 3, 2026, the Company received the requisite approvals from both a majority of its preferred stockholders and a majority of its Series B preferred stockholders. As a result, all outstanding shares of the Company’s Series A-1, A-2, A-3, A-4, B-1 and B-2 preferred stock will automatically convert into shares of common stock in connection with, and contingent upon, the consummation of this offering.

13.STOCKHOLDERS’ EQUITY (continued)

Employee Incentive Stock Option Plan

The Company has adopted the Exyn Technologies, Inc. 2015 Equity Compensation Plan under which a total of 936,207 shares of common stock are reserved for issuance. Options typically vest over 4 years and expire 10 years from the grant date.

The following table summarizes stock option activity for the years ended December 31, 2025 and December 31, 2024.

			Weighted Average
		Weighted Average	Remaining Term
	Number of Shares	Exercise Price	(years)
Balance at December 31, 2023	714,204	$6.25	6.3
Granted	173,907	7.50	—
Exercised	(600)	5.00	—
Expired/Cancelled	(201,722)	6.00	—
Balance at December 31, 2024	685,789	7.25	7.5
Granted	59,612	8.00	—
Exercised	(5,884)	2.50	—
Expired/Cancelled	(27,136)	3.00	—
Balance at December 31, 2025	712,381	7.50	7.0
Exercisable at December 31, 2025	444,441	7.00	6.2
Exercisable at December 31, 2025 and expected to vest thereafter	267,940	$8.25	8.4

As of December 31, 2025, there was $1,517,151 of total unrecognized stock-based compensation expense related to nonvested options which is expected to be recognized over a remaining weighted-average vesting period of 2.1 years.

As of December 31, 2024, there was $1,911,713 of total unrecognized stock-based compensation expense related to nonvested options which is expected to be recognized over a remaining weighted-average vesting period of 2.7 years.

The fair value of options granted during the years ended December 31, 2025 and December 31, 2024, was $382,226 and $1,087,177 respectively, and was estimated at the grant date based on the Black-Scholes option pricing model with the following weighted-average assumptions:

	2025	2024
Expected term	6.32	6.11
Expected Volatility	101.13%	107.34%
Risk free interest rate	3.92%	4.20%
Expected dividend yield	0%	0%
Weight average grant date fair value per share	$6.42	$6.25

Expected volatility was estimated based on the historical volatility of guideline public companies in the Company’s industry, as the Company is privately held and does not have its own trading history.

Stock-based compensation expense of $806,937 and $935,525 was recognized for the years ended December 31, 2025 and 2024, respectively, related to the vesting of stock options and other equity awards.

13.STOCKHOLDERS’ EQUITY (continued)

Warrants

The following table summarizes stock warrant activity for the years ended December 31, 2025 and 2024.

	2025	2024
Warrants
Balance at December 31, 2024	83,213	83,213
Granted	—	—
Exercised	—	—
Forfeited/Expired	—	—
Balance at December 31, 2025	83,213	83,213
Exercisable at December 31, 2025	83,213	83,213